UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John C. Bjork, Assistant Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code:  (612) 340-7005
Date of fiscal year end:   December 31
Date of reporting period:  June 30, 2005


Item 1. Report to Stockholders
------------------------------------------------------------------------

[PHOTO OMMITTED: PAMELA J. MORET]

Dear Members:

We are pleased to provide you with the Thrivent Real Estate Securities Fund Semiannual Report for the period ended June 30, 2005. In this report, you will find detailed information about your investment in the Thrivent Real Estate Securities Fund.

You are receiving this abbreviated report as the Thrivent Real Estate Securities Fund was introduced with one day remaining in the reporting period. As always, thank you for continuing to turn to us for your financial solutions. We very much value your business.

Yours sincerely,

/S/ PAMELA J. MORET
Pamela J. Moret
President and Trustee
Thrivent Mutual Funds


Shareholder Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distributions (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on June 30, 2005, and held for one day.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid. A small account fee of $12 is charged to Class A shareholder accounts if the value falls below the stated account minimum of $1000. This fee is not included in the table below. If it were, the expenses you paid during the period would have been higher and the ending account values would have been lower.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small account fee of $12 is charged to Class A shareholder accounts if the value falls below the stated account minimum of $1000. This fee is not included in the table below. If it were, the expenses you paid during the period would have been higher and the ending account values would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                        Expenses
                              Beginning    Ending      Paid During
                               Account     Account      Period *     Annualized
                                Value       Value      6/30/2005 -    Expense
                              6/30/2005   6/30/2005    6/30/2005      Ratio***

Thrivent Real Estate Securities Fund

Actual
Class A                       $ 1,000      $ 1,000       $ 0.00        0.00%
Institutional Class           $ 1,000      $ 1,000       $ 0.00        0.00%

Hypothetical **
Class A                       $ 1,000      $ 1,000       $ 0.00        0.00%
Institutional Class           $ 1,000      $ 1,000       $ 0.00        0.00%

  * Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 1/365 to reflect the one day period.

 ** Assuming 5% total return before expenses.

*** The Fund did not incur any expenses during the one day it was in operation. The estimated annualized expense ratio for the Fund is 1.50% for Class A Shares and 0.98% for Institutional Class shares, which would be equal to actual expenses of $7.44 for Class A shares and $4.86 for Institutional Class shares on a $1,000 investment in the Fund. With a hypothetical assumed rate of return of 5% before expenses, the estimated expenses would be equal to $7.50 for Class A shares and $4.91 for Institutional Class shares on a $1,000 investment in the Fund.


SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Thrivent Real Estate Securities Fund (a)
                                                                        Market
Shares         Common Stock (100.0%)                                     Value
------------------------------------------------------------------------------
Consumer Discretionary - (4.6%)
   100         D.R. Horton, Inc.                                        $3,761
   100         Fairmont Hotels & Resorts, Inc.                           3,483
   100         Gaylord Entertainment Company (b)                         4,649
   300         Great Wolf Resorts, Inc. (b)                              6,132
 2,300         Hilton Hotels Corporation                                54,855
   800         Jameson Inns, Inc. (b)                                    1,856
   100         KB Home                                                   7,623
 1,000         La Quinta Corporation (b)                                 9,330
   300         Lodgian, Inc. (b)                                         3,084
   200         Marriott International, Inc.                             13,644
   100         Orient Express Hotels, Ltd.                               3,167
 1,900         Starwood Hotels & Resorts Worldwide, Inc.               111,283
   100         Vail Resorts, Inc. (b)                                    2,810
   100         WCI Communities, Inc. (b)                                   203
------------------------------------------------------------------------------
               Total Consumer Discretionary                            228,880
==============================================================================
Financials - (95.3%)
   100         Aames Investment Corporation                                972
   800         Acadia Realty Trust                                      14,920
   200         Affordable Residential Communities                        2,670
   100         Agree Realty Corporation                                  3,025
   800         Alexandria Real Estate Equities, Inc.                    58,760
 1,700         AMB Property Corporation                                 73,831
   400         American Campus Communities, Inc.                         9,072
   700         American Financial Realty Trust                          10,766
   200         Amli Residential Properties Trust                         6,252
 1,000         Apartment Investment & Management Company                40,920
 3,200         Archstone-Smith Trust                                   123,584
 1,700         Arden Realty Group, Inc.                                 61,166
   600         Ashford Hospitality Trust                                 6,480
   300         Associated Estates Realty Corporation                     2,769
 1,500         Avalonbay Communities, Inc.                             121,200
   200         Bedford Property Investors, Inc.                          4,604
   600         BioMed Realty Trust, Inc.                                14,310
 2,100         Boston Properties, Inc.                                 147,000
 1,500         Brandywine Realty Trust                                  45,975
   100         Brascan Corporation (b)                                   3,816
   600         BRE Properties, Inc.                                     25,110
 2,200         Brookfield Properties Corporation                        63,360
 1,200         Camden Property Trust                                    64,500
   900         Capital Automotive REIT                                  34,353
   100         Capital Trust, Inc.                                       3,342
 1,400         CarrAmerica Realty Corporation                           50,652
 1,500         Catellus Development Corporation                         49,200
   200         CB Richard Ellis Group, Inc. (b)                          8,772
 1,000         CBL & Associates Properties, Inc.                        43,070
   200         Cedar Shopping Centers, Inc.                              2,950
   900         CenterPoint Properties Trust                             38,070
   500         Colonial Properties Trust                                22,000
   400         Commercial Net Lease Realty, Inc.                         8,188
 1,300         Corporate Office Properties Trust                        38,285
   100         Correctional Properties Trust                             2,830
   100         Countrywide Financial Corporation                         3,861
   800         Cousins Properties, Inc.                                 23,664
   800         Crescent Real Estate Equities Company                    15,000
   300         CRT Properties, Inc.                                      8,190
 2,100         Developers Diversified Realty Corporation                96,516
   200         DiamondRock Hospitality Company                           2,260
   300         Digital Realty Trust, Inc.                                5,214
 2,100         Duke Realty Corporation                                  66,486
   900         Eagle Hospitality Properties Trust, Inc.                  8,199
   500         EastGroup Properties, Inc.                               21,055
   500         ECC Capital Corporation                                   3,330
   700         Education Realty Trust, Inc.                             12,810
   200         Entertainment Properties Trust                            9,200
   900         Equity Inns, Inc.                                        11,970
   400         Equity Lifestyle Properties, Inc.                        15,904
 4,200         Equity Office Properties Trust                          139,020
   600         Equity One, Inc.                                         13,620
 3,400         Equity Residential REIT                                 125,188
   600         Essex Property Trust, Inc.                               49,836
   900         Extra Space Storage, Inc.                                12,897
 1,000         Federal Realty Investment Trust                          59,000
   400         FelCor Lodging Trust, Inc. (b)                            5,792
   500         Feldman Mall Properties, Inc.                             6,975
   100         Fidelity National Financial, Inc.                         3,569
   200         Fieldstone Investment Corporation                         2,882
   200         First American Corporation                                8,028
   400         First Industrial Realty Trust, Inc.                      15,960
   500         First Potomac Realty Trust                               12,400
   300         Forest City Enterprises                                  21,300
   200         Friedman, Billings, Ramsey Group, Inc.                    2,860
   400         Gables Residential Trust                                 17,292
 4,100         General Growth Properties, Inc.                         168,469
   100         Getty Realty Corporation                                  2,770
   400         Glenborough Realty Trust, Inc.                            8,236
   500         Glimcher Realty Trust                                    13,875
   300         Global Signal, Inc.                                      11,295
   400         GMH Communities Trust                                     5,540
   300         Gramercy Capital Corporation                              7,338
   900         Health Care Property Investors, Inc.                     24,336
   500         Health Care REIT, Inc.                                   18,845
   600         Healthcare Realty Trust, Inc.                            23,166
   800         Heritage Property Investment Trust                       28,016
   700         Hersha Hospitality Trust                                  6,678
   700         Highwoods Properties, Inc.                               20,832
   700         Home Properties, Inc.                                    30,114
   600         Hospitality Properties Trust                             26,442
 6,900         Host Marriott Corporation                               120,750
 1,100         HRPT Properties Trust                                    13,673
   200         Inland Real Estate Corporation                            3,216
   800         Innkeepers USA Trust                                     11,952
 1,000         iStar Financial, Inc.                                    41,590
   700         Kilroy Realty Corporation                                33,243
 1,800         Kimco Realty Corporation                                106,038
   600         Kite Realty Group Trust                                   9,000
   100         KKR Financial Corporation (b)                             2,500
   800         LaSalle Hotel Properties                                 26,248
   600         Lexington Corporate Properties Trust                     14,586
 1,400         Liberty Property Trust                                   62,034
   300         LTC Properties, Inc.                                      6,210
 1,200         Macerich Company                                         80,460
 1,000         Mack-Cali Realty Corporation                             45,300
   800         Maguire Properties, Inc.                                 22,672
   500         MeriStar Hospitality Corporation (b)                      4,300
   100         MFA Mortgage Investments, Inc.                              745
   500         Mid-America Apartment Communities, Inc.                  22,710
 1,100         Mills Corporation                                        66,869
   100         MortgageIT Holdings, Inc.                                 1,825
   100         National Health Investors, Inc.                           2,807
   800         Nationwide Health Properties, Inc.                       18,888
   100         New Century Financial Corporation                         5,145
   900         New Plan Excel Realty Trust, Inc.                        24,453
   500         Newcastle Investment Corporation                         15,075
   700         NorthStar Realty Finance Corporation                      7,343
   400         Omega Healthcare Investors, Inc.                          5,144
   800         Pan Pacific Retail Properties, Inc.                      53,104
   200         Parkway Properties, Inc.                                 10,002
   600         Penn Real Estate Investment Trust                        28,500
   500         Plum Creek Timber Company, Inc.                          18,150
   600         Post Properties, Inc.                                    21,666
 1,300         Prentiss Properties Trust                                47,372
 4,300         ProLogis Trust                                          173,032
   400         PS Business Parks, Inc.                                  17,780
 1,600         Public Storage, Inc.                                    101,200
   100         RAIT Investment Trust                                     2,996
   400         Ramco-Gershenson Properties Trust                        11,712
   100         Rayonier, Inc. REIT                                       5,303
   400         Realty Income Corporation                                10,016
 1,500         Reckson Associates Realty Corporation                    50,325
 1,800         Regency Centers Corporation                             102,960
   100         Saul Centers, Inc.                                        3,635
   200         Saxon Capital, Inc.                                       3,414
   500         Senior Housing Property Trust                             9,455
   500         Shurgard Storage Centers, Inc.                           22,980
 4,200         Simon Property Group, Inc.                              304,458
   300         Sizeler Property Investors, Inc.                          3,960
 1,200         SL Green Realty Corporation                              77,400
   300         Sovran Self Storage, Inc.                                13,638
 1,100         Spirit Finance Corporation                               12,925
   200         St. Joe Company                                          16,308
   600         Strategic Hotel Capital, Inc.                            10,800
   300         Sun Communities, Inc.                                    11,157
   400         Sunstone Hotel Investors, Inc.                            9,704
   300         Tanger Factory Outlet Centers, Inc.                       8,079
   800         Taubman Centers, Inc.                                    27,272
   100         Thornburg Mortgage Inc.                                   2,913
   500         Town & Country Trust                                     14,255
 2,200         Trizec Properties, Inc.                                  45,254
   300         Trustreet Properties, Inc.                                4,983
   600         U-Store-It Trust                                         11,430
 2,800         United Dominion Realty Trust, Inc.                       67,340
   100         Universal Health Realty Income Trust                      3,811
   200         Urstadt Biddle Properties                                 3,464
 1,100         Ventas, Inc.                                             33,220
 2,100         Vornado Realty Trust                                    168,840
   200         Washington Real Estate Investment Trust                   6,240
   600         Weingarten Realty Investors                              23,532
   100         Windrose Medical Properties Trust                         1,403
   200         Winston Hotels, Inc.                                      2,252
------------------------------------------------------------------------------
               Total Financials                                      4,756,020
==============================================================================
Industrials - (0.1%)
   100         Alexander & Baldwin, Inc.                                 4,635
   100         Cendant Corporation                                       2,237
------------------------------------------------------------------------------
               Total Industrials                                         6,872
------------------------------------------------------------------------------
               Total Investments (cost $4,993,118)                  $4,991,772
==============================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.


STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2005 (UNAUDITED)


Thrivent Real Estate Securities Fund
-------------------------------------------------------------------

Assets
Investments at cost                                      $4,993,118
Investments at value                                      4,991,772
Cash                                                      5,000,000
Receivable for fund shares sold                             207,128
-------------------------------------------------------------------
Total Assets                                             10,198,900
===================================================================

Liabilities
Payable for investments purchased                         4,993,118
-------------------------------------------------------------------
Total Liabilities                                         4,993,118
===================================================================

Net Assets
Capital Stock (beneficial interest)                       5,207,128
Net unrealized depreciation on investments                   (1,346)
-------------------------------------------------------------------
Total Net Assets                                         $5,205,782
===================================================================

Class A Share Capital                                    $4,504,798
Shares of beneficial interest outstanding (class A)         450,601
Net asset value per share                                    $10.00
Maximum public offering price                                $10.58

Class I Share Capital                                      $700,984
Shares of beneficial interest outstanding (class I)          70,112
Net asset value per share                                    $10.00


The accompanying notes to the financial statements are an integral part of this statement.


STATEMENT OF OPERATIONS
FOR THE PERIOD FROM JUNE 30, 2005 (INCEPTION) TO JUNE 30, 2005 (UNAUDITED)

-------------------------------------------------------------------
Investment Income                                                $0
Expenses                                                          0
-------------------------------------------------------------------
Net Investment Income                                             0
===================================================================

Unrealized Losses on Investments
Change in net unrealized depreciation on investments         (1,346)
-------------------------------------------------------------------
Net Unrealized Losses on Investments                         (1,346)
===================================================================
Net Decrease in Net Assets Resulting From Operations        $(1,346)
===================================================================


STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM JUNE 30, 2005 (INCEPTION) TO JUNE 30, 2005 (UNAUDITED)


Operations
Change in net unrealized depreciation on investments        $(1,346)
-------------------------------------------------------------------
Net Change in Net Assets Resulting
From Operations                                              (1,346)
===================================================================

-------------------------------------------------------------------
Total Distributions to Shareholders                               0
===================================================================

-------------------------------------------------------------------
Capital Stock Transactions                                5,207,128
===================================================================

Net Increase in Net Assets                                5,205,782
===================================================================

Net Assets Beginning of Period                                    0
===================================================================

Net Assets End of Period                                 $5,205,782
===================================================================


The accompanying notes to the financial statements are an integral part of this statement.


NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Thrivent Real Estate Securities Fund

A.  Organization

Thrivent Mutual Funds (the "Trust") was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust is divided into thirty-one separate series (the "Funds"), each with its own investment objective and policies. The Trust currently consists of four allocation funds, eighteen equity funds, eight fixed-income funds, and one money market fund. The Trust commenced operations on July 16, 1987.

The Thrivent Real Estate Securities Fund (the "Fund") commenced operations on June 30, 2005. The other Funds of the Trust are presented under separate reports.

The Fund offers two classes of shares: Class A and Institutional Class. The two classes of shares differ principally in their respective distribution expenses and arrangements. Class A shares have a 0.25% annual 12b-1 fee and a maximum front-end sales load of 5.50%. Institutional Class shares are offered at net asset value and have no annual 12b-1 fees. The two classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

B.  Significant Accounting Policies

Valuation - Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Short-term securities with maturities of 60 days or less are valued at amortized cost.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Federal Income Taxes - No provision has been made for income taxes because the Funds' policy is to qualify as regulated investment companies under the Internal Revenue Code and distribute substantially all taxable income on a timely basis. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Fund, accordingly, anticipates paying no federal taxes, and therefore, no federal tax provision is required. The Fund is treated as a separate taxable entity for federal income tax purposes. The Fund may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividend paid deduction.

Income and Expenses - Estimated expenses are accrued daily. The Fund is charged for those expenses that are directly attributable to it. Expenses that are not directly attributable to the Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts; or other reasonable basis. Net investment income, expenses which are not class-specific and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares, or the value of dividend eligible shares, as appropriate for each class of shares.

Interest income is accrued daily and is determined on the basis of interest or discount earned on all debt securities, including accretion of market discount and original issue discount and amortization of premium. Dividend income is recorded on the ex-dividend date. For preferred stock payment-in-kind securities, income is recorded on the ex-dividend date in the amount of the value received.

Custody Earnings Credit - The Fund has a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments.

Distributions to Shareholders - Net investment income is distributed to each shareholder as a dividend. Dividends from the Fund are declared and distributed quarterly. Net realized gains from securities transactions, if any, are distributed at least annually.

Options - The Fund may buy put and call options and write covered call options. The Fund may use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Fund may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid. During the period ended June 30, 2005, the Fund did not participate in this type of investment.

Financial Futures Contracts - The Fund may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required "initial margin deposit" are pledged to the broker. Additional securities held by the Fund may be earmarked as collateral for open futures contracts. The futures contract's daily change in value ("variation margin") is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. During the period ended June 30, 2005, the Fund did not participate in this type of investment.

Investments in Options and Futures Contracts - The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

Credit Risk - The Fund may be susceptible to credit risk to the extent an issuer defaults on its payment obligation. The Fund's policy is to monitor the creditworthiness of issuers. Interest receivables on defaulted securities are monitored for ability to collect payments in default and are adjusted accordingly.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Other - For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Bond discount is amortized over the life of the respective bonds on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.

C. Fees and Compensation paid to Affiliates

Investment Advisory Fees - The Trust has entered into an Investment Advisory Agreement with Thrivent Investment Management Inc. (Thrivent Investment Mgt.),("the Adviser"). Thrivent Investment Mgt. is a wholly owned subsidiary of Thrivent Financial for Lutherans (Thrivent Financial).
 Under the Advisory Agreement, the Fund pays a fee for investment advisory services. The annual rate of fees under the Investment Advisory Agreement are calculated at 0.80% of the average daily net assets of the Fund.

The Adviser has agreed, through at least June 30, 2006, to reimburse certain expenses associated with operating the Fund equal in the aggregate to 0.80% of the average daily net assets of the Fund. The Fund may invest cash in the Thrivent Money Market Fund, subject to certain limitations. These related-party transactions are subject to the same terms as non-related party transactions except that, to avoid duplicate investment advisory fees, Thrivent Investment Mgt. reimburses an amount equal to the smaller of the amount of the advisory fee for the Fund or the amount of the advisory fee, which is charged to the Fund for its investment in the Thrivent Money Market Fund. During the period ended June 30, 2005, the Fund did not invest in the Thrivent Money Market Fund.

Distribution Plan - Thrivent Investment Mgt. is also the Trust's distributor. The Trust has adopted a Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Class A shares have a Rule 12b-1 fee of 0.25% of average net assets.

Sales Charges and Other Fees - For the period ended June 30, 2005, Thrivent Investment Mgt. did not receive underwriting concessions from the Fund.

The Trust has entered into an accounting services agreement with Thrivent Financial pursuant to which Thrivent Financial provides certain accounting personnel and services. For the period ended June 30, 2005, Thrivent Financial did not receive accounting service fees from the Fund.

The Trust has entered into an agreement with Thrivent Investment Mgt. to provide certain administrative personnel and services to the Funds. For the period ended June 30, 2005, Thrivent Investment Mgt. did not receive administrative service fees from the Fund.

The Trust has entered into an agreement with Thrivent Financial Investor Services Inc. (Thrivent Investor Services) to provide the Funds with transfer agent services. For the period ended June 30, 2005, Thrivent Investor Services did not receive transfer agent service fees from the Fund.

D. Security Transactions

Purchases and Sales of Investment Securities - During the period ended June 30, 2005, there were $4,993,118 in purchases and $0 sales. All purchases were in non U.S. Government obligations.

Investments in High-Yielding Securities - The Fund may invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

E. Federal Income Tax Information

The cost basis of the investments is the same for financial reporting purposes and Federal income tax purposes. The gross unrealized depreciation on investments at June 30, 2005 was $1,346.

F. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest of all of the Funds. During the period, transactions in Fund shares were as follows:


                                          Real Estate Securities Fund 1
                                      ----------------------------------------
                                           Class A         Institutional Class
                                      ----------------------------------------
Period Ended June 30, 2005            Shares      Amount    Shares      Amount
---------------------------          -------  ----------    ------    --------
Sold                                 450,601  $4,506,010    70,112    $701,118
Dividends and distributions
reinvested                                --          --        --          --
Redeemed                                  --          --        --          --
                                     -------  ----------    ------    --------
Net change                           450,601  $4,506,010    70,112    $701,118



1 Fund's inception was June 30, 2005.  Activity for the period ended June
  30, 2005 reflects one day of operations.


<CAPTON>


FINANCIAL HIGHLIGHTS


                                             For a share outstanding throughout each period (a)
                      -----------------------------------------------------------------------------------------------------------
                                        Income from Investment Operations                        Less Distributions from
                                        ---------------------------------                        -----------------------
                                                        Net Realized and
                      Net Asset Value,  Net Investment     Unrealized     Total Investment   Net       Net Realized
                        Beginning of       Income       Gain/(Loss) on      Operations     Investment    Gain on        Total
                           Period                       Investments (b)                     Income     Investments  Distributions
---------------------------------------------------------------------------------------------------------------------------------
Class A Shares
--------------
Period Ended 6/30/2005
(unaudited)(e)             $10.00          $0.00            $0.00              $0.00         $0.00        $0.00         $0.00

Class I Shares
--------------
Period Ended 6/30/2005
(unaudited)(e)              10.00           0.00             0.00               0.00          0.00         0.00          0.00


(a) All per share amounts have been rounded to the nearest cent.

(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges.

(d) Computed on an annualized basis for periods less then one year.

(e) Since Fund inception, June 30, 2005.



The accompanying notes to the financial statements are an integral part of this schedule.




<CAPTON>


FINANCIAL HIGHLIGHTS - CONTINUED


                                                            Ratios / Supplemental Data
---------------       -----------------------------------------------------------------------------------------------------------
                                                                                   Ratios to Average Net Assets
                                                                                     Before Expenses Waived,
                                             Ratios to Average Net Assets (d)      Credited or Paid Indirectly (d)
                                             ---------------------------------     -------------------------------
Net Asset                           Net Assets End             Net Investment                    Net Investment       Portfolio
Value, End               Total         of Period               Income/(Loss)                      Income/(Loss)       Turnover
of Period              Return (c)    (in millions)   Expenses                      Expenses                             Rate
---------------       -----------------------------------------------------------------------------------------------------------
 $10.00                  0.00%           $4.5         0.00%        0.00%            0.00%            0.00%              0.00%

  10.00                  0.00%            0.7         0.00%        0.00%            0.00%            0.00%              0.00%


The accompanying notes to the financial statements are an integral part of this schedule.




ADDITIONAL INFORMATION
(unaudited)


PROXY VOTING

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust's Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 800-947-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at the Thrivent Financial web site (www.thrivent.com) or the SEC web site (www.sec.gov).

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust's Forms N-Q by calling 1-800-947-4836. The Trust's Forms N-Q also are available on the Thrivent Financial web site (www.thrivent.com) or the SEC web site (www.sec.gov). You also may review and copy the Forms N-Q for the Trust at the SEC's Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At its meeting on February 8, 2005, the Board of Trustees of Thrivent Mutual Funds (the "Trust"), including the Independent Trustees, unanimously voted to approve the new investment advisory agreement ("Advisory Agreement") between the Trust and Thrivent Investment Management, Inc. (the "Adviser") with respect to a new mutual fund series of the Trust, the Thrivent Real Estate Securities Fund (the "Fund"). The Fund was newly organized and had no performance history. However, the Board had the benefit of experience with the Adviser's management of other mutual fund series of the Trust (collectively referred to as the "Funds") and the investment performance of the Thrivent Real Estate Securities Portfolio (the "Real Estate Securities Portfolio"), a Portfolio of the Thrivent Series Fund, Inc., which has similar investment objectives and strategies as the Fund and which is managed by the same personnel as the Fund. In connection with its approval of the Advisory Agreement, the Board considered the following factors:

1. The nature, extent, and quality of the services provided by the Adviser.

2. The investment performance of the Real Estate Securities Portfolio and the other Funds of the Trust advised by the Adviser.

3. The costs of the services to be provided and profits anticipated to be realized by the Adviser.

4. The extent to which economies of scale may be realized as the Fund grows.

5. Whether fee breakpoint levels reflect these economies of scale for the benefit of the Fund's shareholders.

In connection with its recommendation of the Advisory Agreement, the Contracts Committee of the Board (consisting of each of the Independent Trustees of the Board) reviewed information presented by Trust management addressing the factors listed above. This information included a pro forma expense report that compared the advisory fees and the total operating expenses of the Fund to a peer group of comparable mutual funds; information regarding the types of services furnished to the current Funds of the Trust;
and information regarding personnel providing the services.   In addition,
the Contracts Committee reviewed the Adviser's Statement of Operations for the Twelve Months ended December 31, 2004, and it considered other reports provided to the Contracts Committee and the Board during 2004 with respect to the profit realized by the Adviser for the services it provides to the other Funds of the Trust, staff additions, systems improvements, the Adviser's plans for further staff additions, and performance information prepared by management.

The Contracts Committee was represented by independent counsel throughout these meetings and during a private session of the Independent Trustees to consider approval of the Advisory Agreement. The Contracts Committee also considered a memorandum it previously received from independent counsel, which summarized the responsibilities of the Trustees under the Investment Company Act in reviewing advisory contracts. The Contracts Committee's and the Board's consideration of the factors listed above and information provided to it is discussed below.

Nature, Extent, and Quality of Services

At each of the quarterly meetings of the Trust during 2004, management presented information describing the services furnished by the Adviser to the other Funds of the Trust under the current Advisory, Administration, and Accounting Services Agreements, which also will apply to the new Fund. During these meetings, management reported on the investment management, trading, and compliance functions provided to the Trust under the current
Advisory Agreement.   The Contracts Committee considered information
relating to the investment experience and educational backgrounds of the portfolio managers, research analysts, and trading desk personnel.

During the preceding year, the Board had also received information describing the compliance functions performed by the Adviser. The Board considered the importance of the compliance and oversight functions to the successful operation of the Fund, and expressed satisfaction with the quality of service provided by the Adviser.

During meetings in 2004, management had reviewed with the Contracts Committee and the Board the administrative and accounting services provided to the Trust under the Advisory, Administration, and Accounting Services Agreements. These services include, among others, accounting, financial reporting, legal, compliance, record keeping, and internal audit. The Board considered the necessity of these services for the continued successful operation of the new Fund and evaluated the quality of the services. As part of this review, the Board also generally considered the experience and skill levels of personnel providing these services. The Board concluded that the Adviser has provided a consistent, high level of quality service for these essential functions to the existing Funds of the Trust, which also was a significant factor in the Board's approval of the Advisory Agreement.

Investment Performance

The Fund was newly organized and had no performance history. However, the Board reviewed the performance of the Real Estate Securities Portfolio, a fund with similar investment objectives and strategies as the Fund and which is managed by the same personnel as the Fund. This information is critically reviewed with management at each quarterly Board meeting. At the February 2005 meeting, the Board reviewed data for the Real Estate Securities Portfolio for the period ended December 31, 2004, which compared favorably with its benchmarks. Management also discussed with the Board its initiative to build competitive long-term performance track records, focusing on 3, 5, and 10 year performance.

Cost of Services and Profitability to Adviser

The Contracts Committee reviewed the Adviser's Statement of Operations for the Twelve Months ended December 31, 2004. The Board reviewed the comparative income, expense, and profit margins for each of the other Funds of the Trust and noted the Adviser's commitment to provide additional resources to enhance its investment management capabilities. It also reviewed revenues and expenses of the Adviser relating to the accounting and administration services it provides to the Trust under separate agreements.

From its review of the pro forma expense report for the new Fund and the expense and profit information provided by the Adviser with respect to the other Funds of the Trust, the Contracts Committee concluded that the anticipated profit to be earned by the Adviser for investment management was reasonable in light of the fees charged. The Contracts Committee relied primarily on the competitive level of the advisory fee compared to other comparable funds and the level of services provided by the Adviser. The Contracts Committee concluded that the advisory fee to be charged to the Fund was reasonable.

Economies of Scale and Breakpoints

The Contracts Committees also reviewed information provided by the Adviser related to the proposed breakpoints in the Advisory Agreement. The Contracts Committee noted it is difficult to anticipate the effect of economies of scale based on breakpoints since the Fund is new.

Based on the factors discussed above, the Contracts Committee recommended approval of the Advisory Agreement, and the Board, including all of the Independent Trustees, approved the Advisory Agreement with the Adviser.



Item 2. Code of Ethics
------------------------------------------------------------------------

Not applicable to semiannual report

Item 3. Audit Committee Financial Expert
------------------------------------------------------------------------

Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services
------------------------------------------------------------------------

Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants
------------------------------------------------------------------------

Not applicable.

Item 6. Schedule of Investments
------------------------------------------------------------------------

Registrant's Schedule of Investments is included in the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
------------------------------------------------------------------------
Management Investment Companies
-------------------------------

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies
------------------------------------------------------------------------

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment
------------------------------------------------------------------------
Company and Affiliated Purchasers.
----------------------------------

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders
------------------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant's board of trustees.

Item 11. Controls and Procedures
------------------------------------------------------------------------

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There has been no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 12. Exhibits
------------------------------------------------------------------------

(a) Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.



SIGNATURES
------------------------------------------------------------------------
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 22, 2005                  THRIVENT MUTUAL FUNDS

                                       By: /s/ Pamela J. Moret
                                       -----------------------
                                       Pamela J. Moret
                                       President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  August 22, 2005                 By: /s/ Pamela J. Moret
                                       -----------------------
                                       Pamela J. Moret
                                       President


Date: August 22, 2005                  By: /s/ Gerard V. Vaillancourt
                                       ------------------------------
                                       Gerard V. Vaillancourt
                                       Treasurer